PROPERTY, PLANT AND EQUIPMENT - Schedule of purchase commitment (Details)	Dec. 31, 2025 aircraft
Disclosure of detailed information about property, plant and equipment [line items]
2026	27
2027	20
2028	40
2029-2030	30
Total	117
A320neo Family
Disclosure of detailed information about property, plant and equipment [line items]
2026	15
2027	8
2028	34
2029-2030	21
Total	78
Embraer 195-E2
Disclosure of detailed information about property, plant and equipment [line items]
2026	12
2027	12
2028	0
2029-2030	0
Total	24
Boeing 787-9
Disclosure of detailed information about property, plant and equipment [line items]
2026	0
2027	0
2028	6
2029-2030	9
Total	15